Employee Benefit Plans - Restricted Stock Plan - Weighted-average Fair Values (Details) - $ / shares	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Restricted Stock Plan
Restricted Stock Plan
Average fair value of the units granted (in dollars per share)	$ 62.83	$ 51.54	$ 64.92